Supplemental Disclosures With Respect to Cash Flows	12 Months Ended
Feb. 29, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosures With Respect to Cash Flows

11.	Supplemental Disclosures With Respect to Cash Flows

	Cumulative from inception of exploration stage on March 1, 2003 to February 29, 2012	For the Year ended February 29, 2012	For the Year ended February 28, 2011
	$	$	$

Cash paid during the period for interest	-	-	-
Cash paid during the period for income taxes	-	-	-

During the year ended February 29, 2012, imputed interest at 15% per annum totalling $55,944 (2011 - $55,536) on amounts due to related parties was charged to operations and treated as donated capital (Note 7).